Related Party Transactions (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Related Party Transactions [Abstract]
Borrowed from related parties	$ 8,000,000	$ 152,454
Repiad amount	$ 2,086	$ 9,707